Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Bank Borrowings
Schedule of Short-term bank borrowings

	2021	2022
	RMB	RMB
The PRC domestic commercial banks	2,821,457	5,394,423
Oversea commercial banks	637,260	—
Total	3,458,717	5,394,423